Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	MILLIMAN VARIABLE INSURANCE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001844255
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 15, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2022
Prospectus Date	rr_ProspectusDate	Apr. 29, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-month period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on January 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-month period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of January 10, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of January 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	71.43%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund's total net expenses.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

The definitive Par Up Rate and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	4.0%[3]	8.0%[3]	12%[3]	16%[3]	40%[3]	80%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Par Up Rate of 80%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter, but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on a semi-annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Par Up Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul | Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-month period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on February 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-month period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of February 10, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of February 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	77.27%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund's total net expenses.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of February 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

The definitive Par Up Rate and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	4.0%[3]	8.0%[3]	12%[3]	16%[3]	40%[3]	80%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Par Up Rate of 80%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter, but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on a semi-annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Par Up Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment.  In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug | Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[5],[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-month period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on March 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-month period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of March 10, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of March 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	79.17%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund's total net expenses.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

The definitive Par Up Rate and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	4.0%[3]	8.0%[3]	12%[3]	16%[3]	40%[3]	80%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Par Up Rate of 80%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter, but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on a semi-annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Par Up Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment.  In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep | Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[8],[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-month period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on April 11, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-month period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of April 11, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of April 11, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	77.27%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of April 11, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

The definitive Par Up Rate and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	4.0%[3]	8.0%[3]	12%[3]	16%[3]	40%[3]	80%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Par Up Rate of 80%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter, but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on a semi-annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Par Up Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment.  In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct | Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[11],[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-month period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of May 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-month period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Par Up Rate will be between the below range. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Estimated Par Up Rate Range* (As of [___])
Prior to Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

The definitive Par Up Rate and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	4.0%[3]	8.0%[3]	12%[3]	16%[3]	40%[3]	80%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Par Up Rate of 80%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter, but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on a semi-annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Par Up Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment.  In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov | Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[14],[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-month period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of June 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-month period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Par Up Rate will be between the below range. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Estimated Par Up Rate Range* (As of [___])
Prior to Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

The definitive Par Up Rate and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	4.0%[3]	8.0%[3]	12%[3]	16%[3]	40%[3]	80%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Par Up Rate of 80%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter, but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on a semi-annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Par Up Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment.  In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec | Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[16]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[17],[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-month period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on January 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-month period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to limit losses to 50% of the losses experienced by the S&P 500 Index for the Outcome Period (the “Par Down Rate”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses that correlate to those of the S&P 500 Index at the Par Down Rate.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Par Down Rate by writing put FLEX Options on the S&P 500 Index or a corresponding ETF to achieve exposure equivalent to approximately 50% of the Fund’s net assets, with a strike price of such options that is equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Par Down Rate, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of January 10, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of January 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	66.67%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund's total net expenses.

The Par Down Rate is the rate at which the Fund will seek to track any downside market performance of the S&P 500 Index. The Par Down Rate is designed to limit losses in the Fund’s S&P 500 Index exposure to 50% for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Par Down Rate is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Par Down Rate:

Share Class	Par Down Rate* (As of January 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	50%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund's total net expenses.

The definitive Par Up Rate and Par Down Rate will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Par Down Rate. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV will not decrease at the same rate as the S&P 500 Index (especially when factoring in the Par Down Rate and the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Par Down Rate on the Fund’s NAV, because the Par Down Rate may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Par Down Rate, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(50)%[2]	(25)%[2]	(10)%[2]	(5)%[2]	(2.5)%[2]	0%	3.4%[3]	6.7%[3]	10.05%[3]	13.4%[3]	33.5%[3]	67%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Par Down Rate.

3	Reflects the impact of an assumed Par Up Rate of 67%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Par Down Rate. The Par Down Rate is intended to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses the S&P 500 Index experiences for the Outcome Period. While the Fund seeks to provide returns that are limited to 50% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Par Down Rate is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on a semi-annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Par Up Rate, the Par Down Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Par Down Rate Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses experienced by the S&P 500 Index over the Outcome Period. The success of the Par Down Rate also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Par Down Rate, an investor could lose their entire investment.  In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Par Down Rate that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul | Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[20],[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-month period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on February 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-month period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to limit losses to 50% of the losses experienced by the S&P 500 Index for the Outcome Period (the “Par Down Rate”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses that correlate to those of the S&P 500 Index at the Par Down Rate.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Par Down Rate by writing put FLEX Options on the S&P 500 Index or a corresponding ETF to achieve exposure equivalent to approximately 50% of the Fund’s net assets, with a strike price of such options that is equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Par Down Rate, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of February 10, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of February 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	72.73%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund's total net expenses.

The Par Down Rate is the rate at which the Fund will seek to track any downside market performance of the S&P 500 Index. The Par Down Rate is designed to limit losses in the Fund’s S&P 500 Index exposure to 50% for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Par Down Rate is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Par Down Rate:

Share Class	Par Down Rate* (As of February 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	50%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund's total net expenses.

The definitive Par Up Rate and Par Down Rate will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Par Down Rate. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV will not decrease at the same rate as the S&P 500 Index (especially when factoring in the Par Down Rate and the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Par Down Rate on the Fund’s NAV, because the Par Down Rate may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Par Down Rate, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(50)%[2]	(25)%[2]	(10)%[2]	(5)%[2]	(2.5)%[2]	0%	3.4%[3]	6.7%[3]	10.05%[3]	13.4%[3]	33.5%[3]	67%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Par Down Rate.

3	Reflects the impact of an assumed Par Up Rate of 67%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Par Down Rate. The Par Down Rate is intended to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses the S&P 500 Index experiences for the Outcome Period. While the Fund seeks to provide returns that are limited to 50% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Par Down Rate is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on a semi-annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Par Up Rate, the Par Down Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Par Down Rate Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses experienced by the S&P 500 Index over the Outcome Period. The success of the Par Down Rate also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Par Down Rate, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Par Down Rate that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug | Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[22]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[22]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[23],[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-month period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on March 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-month period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to limit losses to 50% of the losses experienced by the S&P 500 Index for the Outcome Period (the “Par Down Rate”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses that correlate to those of the S&P 500 Index at the Par Down Rate.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Par Down Rate by writing put FLEX Options on the S&P 500 Index or a corresponding ETF to achieve exposure equivalent to approximately 50% of the Fund’s net assets, with a strike price of such options that is equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Par Down Rate, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of March 10, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of March 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	72.73%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund's total net expenses.

The Par Down Rate is the rate at which the Fund will seek to track any downside market performance of the S&P 500 Index. The Par Down Rate is designed to limit losses in the Fund’s S&P 500 Index exposure to 50% for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Par Down Rate is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Par Down Rate:

Share Class	Par Down Rate* (As of March 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	50%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund's total net expenses.

The definitive Par Up Rate and Par Down Rate will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Par Down Rate. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV will not decrease at the same rate as the S&P 500 Index (especially when factoring in the Par Down Rate and the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Par Down Rate on the Fund’s NAV, because the Par Down Rate may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Par Down Rate, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(50)%[2]	(25)%[2]	(10)%[2]	(5)%[2]	(2.5)%[2]	0%	3.4%[3]	6.7%[3]	10.05%[3]	13.4%[3]	33.5%[3]	67%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Par Down Rate.

3	Reflects the impact of an assumed Par Up Rate of 67%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Par Down Rate. The Par Down Rate is intended to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses the S&P 500 Index experiences for the Outcome Period. While the Fund seeks to provide returns that are limited to 50% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Par Down Rate is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on a semi-annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Par Up Rate, the Par Down Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Par Down Rate Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses experienced by the S&P 500 Index over the Outcome Period. The success of the Par Down Rate also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Par Down Rate, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Par Down Rate that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep | Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[25]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[25]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[26],[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-month period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on April 11, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-month period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to limit losses to 50% of the losses experienced by the S&P 500 Index for the Outcome Period (the “Par Down Rate”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses that correlate to those of the S&P 500 Index at the Par Down Rate.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Par Down Rate by writing put FLEX Options on the S&P 500 Index or a corresponding ETF to achieve exposure equivalent to approximately 50% of the Fund’s net assets, with a strike price of such options that is equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Par Down Rate, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of April 11, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of April 11, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	72.73%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Par Down Rate is the rate at which the Fund will seek to track any downside market performance of the S&P 500 Index. The Par Down Rate is designed to limit losses in the Fund’s S&P 500 Index exposure to 50% for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Par Down Rate is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Par Down Rate:

Share Class	Par Down Rate* (As of April 11, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	50%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The definitive Par Up Rate and Par Down Rate will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Par Down Rate. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV will not decrease at the same rate as the S&P 500 Index (especially when factoring in the Par Down Rate and the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Par Down Rate on the Fund’s NAV, because the Par Down Rate may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Par Down Rate, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(50)%[2]	(25)%[2]	(10)%[2]	(5)%[2]	(2.5)%[2]	0%	3.4%[3]	6.7%[3]	10.05%[3]	13.4%[3]	33.5%[3]	67%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Par Down Rate.

3	Reflects the impact of an assumed Par Up Rate of 67%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Par Down Rate. The Par Down Rate is intended to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses the S&P 500 Index experiences for the Outcome Period. While the Fund seeks to provide returns that are limited to 50% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Par Down Rate is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on a semi-annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Par Up Rate, the Par Down Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Par Down Rate Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses experienced by the S&P 500 Index over the Outcome Period. The success of the Par Down Rate also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Par Down Rate, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Par Down Rate that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct | Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[28]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[28]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[29],[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-month period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of May 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-month period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to limit losses to 50% of the losses experienced by the S&P 500 Index for the Outcome Period (the “Par Down Rate”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses that correlate to those of the S&P 500 Index at the Par Down Rate.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Par Down Rate by writing put FLEX Options on the S&P 500 Index or a corresponding ETF to achieve exposure equivalent to approximately 50% of the Fund’s net assets, with a strike price of such options that is equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Par Down Rate, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Par Up Rate will be between the below range. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Estimated Par Up Rate Range* (As of [___])
Prior to Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Par Down Rate is the rate at which the Fund will seek to track any downside market performance of the S&P 500 Index. The Par Down Rate is designed to limit losses in the Fund’s S&P 500 Index exposure to 50% for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Par Down Rate is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Par Down Rate:

Share Class	Par Down Rate* (As of [___])
Prior to Taking into Account Fund Fees and Expenses
Class 3	50%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The definitive Par Up Rate and Par Down Rate will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Par Down Rate. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV will not decrease at the same rate as the S&P 500 Index (especially when factoring in the Par Down Rate and the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Par Down Rate on the Fund’s NAV, because the Par Down Rate may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Par Down Rate, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(50)%[2]	(25)%[2]	(10)%[2]	(5)%[2]	(2.5)%[2]	0%	3.4%[3]	6.7%[3]	10.05%[3]	13.4%[3]	33.5%[3]	67%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.
2	Reflects the impact of the Par Down Rate.
3	Reflects the impact of an assumed Par Up Rate of 67%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Par Down Rate. The Par Down Rate is intended to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses the S&P 500 Index experiences for the Outcome Period. While the Fund seeks to provide returns that are limited to 50% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Par Down Rate is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on a semi-annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Par Up Rate, the Par Down Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Par Down Rate Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses experienced by the S&P 500 Index over the Outcome Period. The success of the Par Down Rate also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Par Down Rate, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Par Down Rate that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov | Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[31]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[32],[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-month period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of June 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-month period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to limit losses to 50% of the losses experienced by the S&P 500 Index for the Outcome Period (the “Par Down Rate”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses that correlate to those of the S&P 500 Index at the Par Down Rate.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Par Down Rate by writing put FLEX Options on the S&P 500 Index or a corresponding ETF to achieve exposure equivalent to approximately 50% of the Fund’s net assets, with a strike price of such options that is equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Par Down Rate, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Par Up Rate will be between the below range. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Estimated Par Up Rate Range* (As of [___])
Prior to Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Par Down Rate is the rate at which the Fund will seek to track any downside market performance of the S&P 500 Index. The Par Down Rate is designed to limit losses in the Fund’s S&P 500 Index exposure to 50% for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Par Down Rate is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Par Down Rate:

Share Class	Par Down Rate* (As of [___])
Prior to Taking into Account Fund Fees and Expenses
Class 3	50%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The definitive Par Up Rate and Par Down Rate will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Par Down Rate. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV will not decrease at the same rate as the S&P 500 Index (especially when factoring in the Par Down Rate and the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Par Down Rate on the Fund’s NAV, because the Par Down Rate may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Par Down Rate, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(50)%[2]	(25)%[2]	(10)%[2]	(5)%[2]	(2.5)%[2]	0%	3.4%[3]	6.7%[3]	10.05%[3]	13.4%[3]	33.5%[3]	67%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.
2	Reflects the impact of the Par Down Rate.
3	Reflects the impact of an assumed Par Up Rate of 67%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Par Down Rate. The Par Down Rate is intended to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses the S&P 500 Index experiences for the Outcome Period. While the Fund seeks to provide returns that are limited to 50% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Par Down Rate is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on a semi-annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Par Up Rate, the Par Down Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Par Down Rate Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses experienced by the S&P 500 Index over the Outcome Period. The success of the Par Down Rate also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Par Down Rate, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Par Down Rate that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec | Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[34]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[35],[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains that exceed a declared spread, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on January 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time in excess of a declared spread (the “Spread”), as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index in excess of the Spread or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Spread by purchasing long call FLEX Options, and simultaneously writing put FLEX Options, on the S&P 500 Index or a corresponding ETF. Milliman purchases the long call FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Spread is the minimum rate of return the S&P 500 Index must surpass for the Fund to track any upside market performance of the S&P 500 Index. Milliman calculates the Spread based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Spread as of January 10, 2022 (both gross and net of Fund fees and expenses) is provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further increasing the Spread. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread.

Share Class	Spread (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	1.83%	2.82%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

The definitive Spread and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Spread and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Spread and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Spread and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	4%[3]	9%[3]	14%[3]	19%[3]	49%[3]	99%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.
2	Reflects the impact of the Buffer.
3	Reflects the impact of an assumed Spread of 1.0%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Spread. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Spread. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience those gains if they exceed the Spread and only by the amount those gains have exceeded the Spread. If the S&P 500 Index does not experience gains that exceed the Spread, an investor in the Fund will not experience any gains. Milliman calculates the Spread for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (subject to the Spread), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value in an amount exceeding the Spread, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Spread and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Spread that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Spread (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Spread, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Spread on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Spread. In the event that the S&P 500 Index has gains that do not exceed the Spread for the Outcome Period, the Fund will not participate in those gains. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor will not match those that the Fund seeks to achieve. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Spread Change Risk. Because the Spread for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Spread may rise or fall from one Outcome Period to the next. Any change in the Spread could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan | Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[37]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[37]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[38],[39]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains that exceed a declared spread, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on February 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time in excess of a declared spread (the “Spread”), as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index in excess of the Spread or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Spread by purchasing long call FLEX Options, and simultaneously writing put FLEX Options, on the S&P 500 Index or a corresponding ETF. Milliman purchases the long call FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Spread is the minimum rate of return the S&P 500 Index must surpass for the Fund to track any upside market performance of the S&P 500 Index. Milliman calculates the Spread based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Spread as of February 10, 2022 (both gross and net of Fund fees and expenses) is provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further increasing the Spread. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread.

Share Class	Spread (As of February 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	2.65%	3.64%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of February 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

The definitive Spread and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Spread and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Spread and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Spread and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	4%[3]	9%[3]	14%[3]	19%[3]	49%[3]	99%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.
2	Reflects the impact of the Buffer.
3	Reflects the impact of an assumed Spread of 1.0%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Spread. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Spread. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience those gains if they exceed the Spread and only by the amount those gains have exceeded the Spread. If the S&P 500 Index does not experience gains that exceed the Spread, an investor in the Fund will not experience any gains. Milliman calculates the Spread for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (subject to the Spread), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value in an amount exceeding the Spread, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Spread and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Spread that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Spread (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Spread, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Spread on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Spread. In the event that the S&P 500 Index has gains that do not exceed the Spread for the Outcome Period, the Fund will not participate in those gains. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor will not match those that the Fund seeks to achieve. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Spread Change Risk. Because the Spread for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Spread may rise or fall from one Outcome Period to the next. Any change in the Spread could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb | Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[40]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[40]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[41],[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains that exceed a declared spread, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on March 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time in excess of a declared spread (the “Spread”), as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index in excess of the Spread or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Spread by purchasing long call FLEX Options, and simultaneously writing put FLEX Options, on the S&P 500 Index or a corresponding ETF. Milliman purchases the long call FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Spread is the minimum rate of return the S&P 500 Index must surpass for the Fund to track any upside market performance of the S&P 500 Index. Milliman calculates the Spread based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Spread as of March 10, 2022 (both gross and net of Fund fees and expenses) is provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further increasing the Spread. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread.

Share Class	Spread (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	1.86%	2.85%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

The definitive Spread and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Spread and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Spread and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Spread and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	4%[3]	9%[3]	14%[3]	19%[3]	49%[3]	99%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Spread of 1.0%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Spread. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Spread. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience those gains if they exceed the Spread and only by the amount those gains have exceeded the Spread. If the S&P 500 Index does not experience gains that exceed the Spread, an investor in the Fund will not experience any gains. Milliman calculates the Spread for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (subject to the Spread), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value in an amount exceeding the Spread, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Spread and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Spread that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Spread (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Spread, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Spread on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Spread. In the event that the S&P 500 Index has gains that do not exceed the Spread for the Outcome Period, the Fund will not participate in those gains. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor will not match those that the Fund seeks to achieve. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Spread Change Risk. Because the Spread for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Spread may rise or fall from one Outcome Period to the next. Any change in the Spread could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar | Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[43]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[43]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[44],[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains that exceed a declared spread, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on April 11, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time in excess of a declared spread (the “Spread”), as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index in excess of the Spread or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Spread by purchasing long call FLEX Options, and simultaneously writing put FLEX Options, on the S&P 500 Index or a corresponding ETF. Milliman purchases the long call FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Spread is the minimum rate of return the S&P 500 Index must surpass for the Fund to track any upside market performance of the S&P 500 Index. Milliman calculates the Spread based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Spread as of April 11, 2022 (both gross and net of Fund fees and expenses) is provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further increasing the Spread. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread.

Share Class	Spread (As of April 11, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	1.90%	2.88%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of April 11, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

The definitive Spread and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Spread and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Spread and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Spread and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	4%[3]	9%[3]	14%[3]	19%[3]	49%[3]	99%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Spread of 1.0%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Spread. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Spread. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience those gains if they exceed the Spread and only by the amount those gains have exceeded the Spread. If the S&P 500 Index does not experience gains that exceed the Spread, an investor in the Fund will not experience any gains. Milliman calculates the Spread for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (subject to the Spread), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value in an amount exceeding the Spread, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Spread and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Spread that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Spread (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Spread, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Spread on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Spread. In the event that the S&P 500 Index has gains that do not exceed the Spread for the Outcome Period, the Fund will not participate in those gains. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor will not match those that the Fund seeks to achieve. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Spread Change Risk. Because the Spread for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Spread may rise or fall from one Outcome Period to the next. Any change in the Spread could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr | Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[46]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[46]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[47],[48]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains that exceed a declared spread, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of May 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time in excess of a declared spread (the “Spread”), as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index in excess of the Spread or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Spread by purchasing long call FLEX Options, and simultaneously writing put FLEX Options, on the S&P 500 Index or a corresponding ETF. Milliman purchases the long call FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Spread is the minimum rate of return the S&P 500 Index must surpass for the Fund to track any upside market performance of the S&P 500 Index. Milliman calculates the Spread based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Spread will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further increasing the Spread. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread.

Share Class	Estimated Spread Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

The definitive Spread and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Spread and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Spread and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Spread and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	4%[3]	9%[3]	14%[3]	19%[3]	49%[3]	99%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Spread of 1.0%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Spread. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Spread. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience those gains if they exceed the Spread and only by the amount those gains have exceeded the Spread. If the S&P 500 Index does not experience gains that exceed the Spread, an investor in the Fund will not experience any gains. Milliman calculates the Spread for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (subject to the Spread), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value in an amount exceeding the Spread, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Spread and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Spread that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Spread (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Spread, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Spread on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Spread. In the event that the S&P 500 Index has gains that do not exceed the Spread for the Outcome Period, the Fund will not participate in those gains. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor will not match those that the Fund seeks to achieve. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Spread Change Risk. Because the Spread for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Spread may rise or fall from one Outcome Period to the next. Any change in the Spread could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May | Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[49]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[49]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[50],[51]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains that exceed a declared spread, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of June 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time in excess of a declared spread (the “Spread”), as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index in excess of the Spread or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Spread by purchasing long call FLEX Options, and simultaneously writing put FLEX Options, on the S&P 500 Index or a corresponding ETF. Milliman purchases the long call FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/ or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Spread is the minimum rate of return the S&P 500 Index must surpass for the Fund to track any upside market performance of the S&P 500 Index. Milliman calculates the Spread based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Spread will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further increasing the Spread. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread.

Share Class	Estimated Spread Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

The definitive Spread and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Spread and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Spread and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Spread and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	4%[3]	9%[3]	14%[3]	19%[3]	49%[3]	99%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Spread of 1.0%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Spread. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Spread. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience those gains if they exceed the Spread and only by the amount those gains have exceeded the Spread. If the S&P 500 Index does not experience gains that exceed the Spread, an investor in the Fund will not experience any gains. Milliman calculates the Spread for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (subject to the Spread), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value in an amount exceeding the Spread, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Spread and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Spread that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Spread (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Spread, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Spread on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Spread. In the event that the S&P 500 Index has gains that do not exceed the Spread for the Outcome Period, the Fund will not participate in those gains. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor will not match those that the Fund seeks to achieve. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Spread Change Risk. Because the Spread for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Spread may rise or fall from one Outcome Period to the next. Any change in the Spread could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun | Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[52]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[52]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[53],[54]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains that exceed a declared spread, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of July 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time in excess of a declared spread (the “Spread”), as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index in excess of the Spread or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Spread by purchasing long call FLEX Options, and simultaneously writing put FLEX Options, on the S&P 500 Index or a corresponding ETF. Milliman purchases the long call FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Spread is the minimum rate of return the S&P 500 Index must surpass for the Fund to track any upside market performance of the S&P 500 Index. Milliman calculates the Spread based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Spread will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further increasing the Spread. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread.

Share Class	Estimated Spread Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

The definitive Spread and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Spread and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Spread and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Spread and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	4%[3]	9%[3]	14%[3]	19%[3]	49%[3]	99%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Spread of 1.0%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Spread. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Spread. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience those gains if they exceed the Spread and only by the amount those gains have exceeded the Spread. If the S&P 500 Index does not experience gains that exceed the Spread, an investor in the Fund will not experience any gains. Milliman calculates the Spread for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (subject to the Spread), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value in an amount exceeding the Spread, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Spread and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Spread that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Spread (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Spread, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Spread on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Spread. In the event that the S&P 500 Index has gains that do not exceed the Spread for the Outcome Period, the Fund will not participate in those gains. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor will not match those that the Fund seeks to achieve. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Spread Change Risk. Because the Spread for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Spread may rise or fall from one Outcome Period to the next. Any change in the Spread could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul | Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[55]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[55]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[56],[57]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains that exceed a declared spread, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of August 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time in excess of a declared spread (the “Spread”), as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index in excess of the Spread or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Spread by purchasing long call FLEX Options, and simultaneously writing put FLEX Options, on the S&P 500 Index or a corresponding ETF. Milliman purchases the long call FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/ or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Spread is the minimum rate of return the S&P 500 Index must surpass for the Fund to track any upside market performance of the S&P 500 Index. Milliman calculates the Spread based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Spread will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further increasing the Spread. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread.

Share Class	Estimated Spread Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

The definitive Spread and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Spread and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Spread and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Spread and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	4%[3]	9%[3]	14%[3]	19%[3]	49%[3]	99%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Spread of 1.0%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Spread. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Spread. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience those gains if they exceed the Spread and only by the amount those gains have exceeded the Spread. If the S&P 500 Index does not experience gains that exceed the Spread, an investor in the Fund will not experience any gains. Milliman calculates the Spread for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (subject to the Spread), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value in an amount exceeding the Spread, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Spread and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Spread that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Spread (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Spread, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Spread on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Spread. In the event that the S&P 500 Index has gains that do not exceed the Spread for the Outcome Period, the Fund will not participate in those gains. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor will not match those that the Fund seeks to achieve. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the S&P 500 Index, which would require greater upside performance of the S&P 500 Index to generate a total return of the Fund that exceeds the Spread. An investor should consider the amount and impact of the Spread, and the Fund’s position relative to it, before investing in the Fund.

Spread Change Risk. Because the Spread for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the strike price of the long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Spread may rise or fall from one Outcome Period to the next. Any change in the Spread could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug | Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[58]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[58]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[59],[60]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses associated with S&P 500 Index performance to 10% and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on January 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that limit losses to 10% if the S&P 500 Index experiences losses during that time (the “Floor”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses to the amount of the Floor.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Floor by writing one at the money put FLEX Option on the S&P 500 Index or a corresponding ETF and purchasing a put FLEX Option with a 10% lower strike.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (ii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of January 10, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of January 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	52.38%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund's total net expenses.

The Floor is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will not experience subsequent losses in the Fund’s S&P 500 Index exposure. However, the Fund (and therefore investors in Shares) will experience the first 10% of losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Floor both gross and net of Fund fees and expenses:

Share Class	Floor (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	10.89%

The definitive Par Up Rate and Floor will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Floor. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses, subject to the Floor), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Floor on the Fund’s NAV, because the Floor may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Floor, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(10)%[2]	(10)%[2]	(10)%[2]	(10)%	(5)%	0%	3%[3]	6%[3]	9%[3]	12%[3]	30%[3]	60%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Floor.

3	Reflects the impact of an assumed Par Up Rate of 60%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Floor. The Floor that the Fund seeks to provide is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then that investor will be subject to additional losses before implementation of the Floor that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are limited to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Floor, the Par Up Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Floor Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to a specified floor if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Floor also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Floor, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Floor that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan | Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[61]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[61]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[62],[63]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses associated with S&P 500 Index performance to 10% and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on February 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that limit losses to 10% if the S&P 500 Index experiences losses during that time (the “Floor”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses to the amount of the Floor.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Floor by writing one at the money put FLEX Option on the S&P 500 Index or a corresponding ETF and purchasing a put FLEX Option with a 10% lower strike.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (ii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of February 10, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of February 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	59.09%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund's total net expenses.

The Floor is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will not experience subsequent losses in the Fund’s S&P 500 Index exposure. However, the Fund (and therefore investors in Shares) will experience the first 10% of losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Floor both gross and net of Fund fees and expenses:

Share Class	Floor (As of February 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	10.89%

The definitive Par Up Rate and Floor will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Floor. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses, subject to the Floor), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Floor on the Fund’s NAV, because the Floor may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Floor, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(10)%[2]	(10)%[2]	(10)%[2]	(10)%	(5)%	0%	3%[3]	6%[3]	9%[3]	12%[3]	30%[3]	60%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.
2	Reflects the impact of the Floor.
3	Reflects the impact of an assumed Par Up Rate of 60%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Floor. The Floor that the Fund seeks to provide is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then that investor will be subject to additional losses before implementation of the Floor that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are limited to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Floor, the Par Up Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Floor Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to a specified floor if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Floor also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Floor, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Floor that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb | Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[64]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[64]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[65],[66]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses associated with S&P 500 Index performance to 10% and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on March 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that limit losses to 10% if the S&P 500 Index experiences losses during that time (the “Floor”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses to the amount of the Floor.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Floor by writing one at the money put FLEX Option on the S&P 500 Index or a corresponding ETF and purchasing a put FLEX Option with a 10% lower strike.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (ii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of March 10, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of March 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	60.87%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund's total net expenses.

The Floor is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will not experience subsequent losses in the Fund’s S&P 500 Index exposure. However, the Fund (and therefore investors in Shares) will experience the first 10% of losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Floor both gross and net of Fund fees and expenses:

Share Class	Floor (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	10.89%

The definitive Par Up Rate and Floor will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Floor. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses, subject to the Floor), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Floor on the Fund’s NAV, because the Floor may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Floor, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(10)%[2]	(10)%[2]	(10)%[2]	(10)%	(5)%	0%	3%[3]	6%[3]	9%[3]	12%[3]	30%[3]	60%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.
2	Reflects the impact of the Floor.
3	Reflects the impact of an assumed Par Up Rate of 60%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Floor. The Floor that the Fund seeks to provide is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then that investor will be subject to additional losses before implementation of the Floor that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are limited to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Floor, the Par Up Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Floor Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to a specified floor if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Floor also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Floor, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Floor that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar | Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[67]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[67]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[68],[69]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses associated with S&P 500 Index performance to 10% and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on April 11, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that limit losses to 10% if the S&P 500 Index experiences losses during that time (the “Floor”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses to the amount of the Floor.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Floor by writing one at the money put FLEX Option on the S&P 500 Index or a corresponding ETF and purchasing a put FLEX Option with a 10% lower strike.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (ii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of April 11, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of April 11, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	58.33%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Floor is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will not experience subsequent losses in the Fund’s S&P 500 Index exposure. However, the Fund (and therefore investors in Shares) will experience the first 10% of losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Floor both gross and net of Fund fees and expenses:

Share Class	Floor (As of April 11, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	10.89%

The definitive Par Up Rate and Floor will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Floor. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses, subject to the Floor), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Floor on the Fund’s NAV, because the Floor may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Floor, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(10)%[2]	(10)%[2]	(10)%[2]	(10)%	(5)%	0%	3%[3]	6%[3]	9%[3]	12%[3]	30%[3]	60%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.
2	Reflects the impact of the Floor.
3	Reflects the impact of an assumed Par Up Rate of 60%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Floor. The Floor that the Fund seeks to provide is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then that investor will be subject to additional losses before implementation of the Floor that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are limited to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Floor, the Par Up Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Floor Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to a specified floor if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Floor also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Floor, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Floor that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr | Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[70]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[70]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[71],[72]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses associated with S&P 500 Index performance to 10% and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of May 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that limit losses to 10% if the S&P 500 Index experiences losses during that time (the “Floor”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses to the amount of the Floor.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Floor by writing one at the money put FLEX Option on the S&P 500 Index or a corresponding ETF and purchasing a put FLEX Option with a 10% lower strike.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (ii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Par Up Rate will be between the below range. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Estimated Par Up Rate Range* (As of [___])
Prior to Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Floor is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will not experience subsequent losses in the Fund’s S&P 500 Index exposure. However, the Fund (and therefore investors in Shares) will experience the first 10% of losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Floor both gross and net of Fund fees and expenses:

Share Class	Floor (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

The definitive Par Up Rate and Floor will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Floor. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses, subject to the Floor), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Floor on the Fund’s NAV, because the Floor may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Floor, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(10)%[2]	(10)%[2]	(10)%[2]	(10)%	(5)%	0%	3%[3]	6%[3]	9%[3]	12%[3]	30%[3]	60%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Floor.

3	Reflects the impact of an assumed Par Up Rate of 60%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Floor. The Floor that the Fund seeks to provide is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then that investor will be subject to additional losses before implementation of the Floor that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are limited to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Floor, the Par Up Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Floor Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to a specified floor if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Floor also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Floor, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Floor that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May | Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[73]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[73]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[74],[75]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses associated with S&P 500 Index performance to 10% and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of June 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that limit losses to 10% if the S&P 500 Index experiences losses during that time (the “Floor”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses to the amount of the Floor.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Floor by writing one at the money put FLEX Option on the S&P 500 Index or a corresponding ETF and purchasing a put FLEX Option with a 10% lower strike.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (ii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Par Up Rate will be between the below range. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Estimated Par Up Rate Range* (As of [___])
Prior to Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Floor is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will not experience subsequent losses in the Fund’s S&P 500 Index exposure. However, the Fund (and therefore investors in Shares) will experience the first 10% of losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Floor both gross and net of Fund fees and expenses:

Share Class	Floor (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

The definitive Par Up Rate and Floor will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Floor. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses, subject to the Floor), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Floor on the Fund’s NAV, because the Floor may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Floor, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(10)%[2]	(10)%[2]	(10)%[2]	(10)%	(5)%	0%	3%[3]	6%[3]	9%[3]	12%[3]	30%[3]	60%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Floor.

3	Reflects the impact of an assumed Par Up Rate of 60%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Floor. The Floor that the Fund seeks to provide is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then that investor will be subject to additional losses before implementation of the Floor that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are limited to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Floor, the Par Up Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Floor Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to a specified floor if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Floor also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Floor, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Floor that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun | Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[76]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[76]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[77],[78]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses associated with S&P 500 Index performance to 10% and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of July 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that limit losses to 10% if the S&P 500 Index experiences losses during that time (the “Floor”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses to the amount of the Floor.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Floor by writing one at the money put FLEX Option on the S&P 500 Index or a corresponding ETF and purchasing a put FLEX Option with a 10% lower strike.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (ii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Par Up Rate will be between the below range. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Estimated Par Up Rate Range* (As of [___])
Prior to Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Floor is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will not experience subsequent losses in the Fund’s S&P 500 Index exposure. However, the Fund (and therefore investors in Shares) will experience the first 10% of losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Floor both gross and net of Fund fees and expenses:

Share Class	Floor (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

The definitive Par Up Rate and Floor will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Floor. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses, subject to the Floor), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Floor on the Fund’s NAV, because the Floor may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Floor, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(10)%[2]	(10)%[2]	(10)%[2]	(10)%	(5)%	0%	3%[3]	6%[3]	9%[3]	12%[3]	30%[3]	60%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Floor.

3	Reflects the impact of an assumed Par Up Rate of 60%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Floor. The Floor that the Fund seeks to provide is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then that investor will be subject to additional losses before implementation of the Floor that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are limited to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Floor, the Par Up Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Floor Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to a specified floor if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Floor also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Floor, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Floor that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul | Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[79]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[79]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[80],[81]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses associated with S&P 500 Index performance to 10% and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of August 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that limit losses to 10% if the S&P 500 Index experiences losses during that time (the “Floor”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses to the amount of the Floor.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Floor by writing one at the money put FLEX Option on the S&P 500 Index or a corresponding ETF and purchasing a put FLEX Option with a 10% lower strike.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (ii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Par Up Rate will be between the below range. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate.

Share Class	Estimated Par Up Rate Range* (As of [___])
Prior to Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Floor is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will not experience subsequent losses in the Fund’s S&P 500 Index exposure. However, the Fund (and therefore investors in Shares) will experience the first 10% of losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Floor both gross and net of Fund fees and expenses:

Share Class	Floor (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

The definitive Par Up Rate and Floor will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Floor. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses, subject to the Floor), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Floor on the Fund’s NAV, because the Floor may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Floor, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(10)%[2]	(10)%[2]	(10)%[2]	(10)%	(5)%	0%	3%[3]	6%[3]	9%[3]	12%[3]	30%[3]	60%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Floor.

3	Reflects the impact of an assumed Par Up Rate of 60%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Floor. The Floor that the Fund seeks to provide is only triggered if losses in the Fund’s S&P 500 Index exposure exceed 10% for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then that investor will be subject to additional losses before implementation of the Floor that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are limited to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Floor is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Floor, the Par Up Rate and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Floor Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to a specified floor if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Floor also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Floor on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Floor, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Floor that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug | Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[82]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[82]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[83],[84]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Nasdaq-100® Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Nasdaq-100® Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Nasdaq-100® Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index includes securities issued by 100 of the largest domestic and international nonfinancial companies listed on The Nasdaq Stock Market LLC based on market capitalization.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on January 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. The Index Caps as of January 10, 2022 (both gross and net of Fund fees and expenses) are provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Share Class	Cumulative Index Cap* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	11.34%	10.24%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan | Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[85]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[85]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[86],[87]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Feb
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Nasdaq-100® Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Nasdaq-100® Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Nasdaq-100® Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index includes securities issued by 100 of the largest domestic and international nonfinancial companies listed on The Nasdaq Stock Market LLC based on market capitalization.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on February 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. The Index Caps as of February 10, 2022 (both gross and net of Fund fees and expenses) are provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Share Class	Cumulative Index Cap* (As of February 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	12.20%	11.09%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of February 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb | Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[88]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[88]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[89],[90]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Nasdaq-100® Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Nasdaq-100® Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Nasdaq-100® Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index includes securities issued by 100 of the largest domestic and international nonfinancial companies listed on The Nasdaq Stock Market LLC based on market capitalization.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on March 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. The Index Caps as of March 10, 2022 (both gross and net of Fund fees and expenses) are provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Share Class	Cumulative Index Cap* (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	15.40%	14.25%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar | Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[91]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[91]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[92],[93]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Apr
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Nasdaq-100® Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Nasdaq-100® Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Nasdaq-100® Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index includes securities issued by 100 of the largest domestic and international nonfinancial companies listed on The Nasdaq Stock Market LLC based on market capitalization.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on April 11, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. The Index Caps as of April 11, 2022 (both gross and net of Fund fees and expenses) are provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Share Class	Cumulative Index Cap* (As of April 11, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	14%	12.88%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of April 11, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr | Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[94]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[94]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[95],[96]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – May
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Nasdaq-100® Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Nasdaq-100® Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Nasdaq-100® Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index includes securities issued by 100 of the largest domestic and international nonfinancial companies listed on The Nasdaq Stock Market LLC based on market capitalization.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of May 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Index Caps will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Estimated Index Cap Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
S&P 500 Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%
Secondary Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May | Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[97]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[97]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[98],[99]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Nasdaq-100® Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Nasdaq-100® Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Nasdaq-100® Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index includes securities issued by 100 of the largest domestic and international nonfinancial companies listed on The Nasdaq Stock Market LLC based on market capitalization.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of June 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Index Caps will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Estimated Index Cap Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
S&P 500 Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%
Secondary Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun | Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[100]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[100]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[101],[102]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jul
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Nasdaq-100® Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Nasdaq-100® Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Nasdaq-100® Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index includes securities issued by 100 of the largest domestic and international nonfinancial companies listed on The Nasdaq Stock Market LLC based on market capitalization.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of July 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Index Caps will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Estimated Index Cap Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
S&P 500 Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%
Secondary Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul | Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[103]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[103]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[104],[105]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Aug
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Nasdaq-100® Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Nasdaq-100® Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Nasdaq-100® Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index includes securities issued by 100 of the largest domestic and international nonfinancial companies listed on The Nasdaq Stock Market LLC based on market capitalization.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of August 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Index Caps will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Estimated Index Cap Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
S&P 500 Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%
Secondary Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug | Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[106]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[106]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[107],[108]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jan
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Russell 2000 Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Russell 2000 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Russell 2000 Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of the small-capitalization segment of the U.S. equity market, as defined by FTSE Russell.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on January 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. The Index Caps as of January 10, 2022 (both gross and net of Fund fees and expenses) are provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Share Class	Cumulative Index Cap* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	11.88%	10.78%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan | Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[109]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[109]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[110],[111]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Feb
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Russell 2000 Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Russell 2000 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Russell 2000 Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of the small-capitalization segment of the U.S. equity market, as defined by FTSE Russell.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on February 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. The Index Caps as of February 10, 2022 (both gross and net of Fund fees and expenses) are provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Share Class	Cumulative Index Cap* (As of February 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	12%	10.89%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of February 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb | Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[112]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[112]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[113],[114]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Mar
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Russell 2000 Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Russell 2000 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Russell 2000 Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of the small-capitalization segment of the U.S. equity market, as defined by FTSE Russell.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on March 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. The Index Caps as of March 10, 2022 (both gross and net of Fund fees and expenses) are provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Share Class	Cumulative Index Cap* (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	15.41%	14.26%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar | Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[115]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[115]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[116],[117]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Apr
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Russell 2000 Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Russell 2000 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Russell 2000 Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of the small-capitalization segment of the U.S. equity market, as defined by FTSE Russell.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on April 11, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. The Index Caps as of April 11, 2022 (both gross and net of Fund fees and expenses) are provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Share Class	Cumulative Index Cap* (As of April 11, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	14.16%	13.04%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of April 11, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr | Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[118]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[118]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[119],[120]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – May
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Russell 2000 Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Russell 2000 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Russell 2000 Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of the small-capitalization segment of the U.S. equity market, as defined by FTSE Russell.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of May 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Index Caps will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Estimated Index Cap Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
S&P 500 Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%
Secondary Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May | Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[121]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[121]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[122],[123]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jun
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Russell 2000 Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Russell 2000 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Russell 2000 Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of the small-capitalization segment of the U.S. equity market, as defined by FTSE Russell.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of June 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Index Caps will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Estimated Index Cap Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
S&P 500 Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%
Secondary Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun | Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[124]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[124]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[125],[126]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jul
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Russell 2000 Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Russell 2000 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Russell 2000 Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of the small-capitalization segment of the U.S. equity market, as defined by FTSE Russell.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of July 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Index Caps will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Estimated Index Cap Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
S&P 500 Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%
Secondary Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment.  In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul | Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[127]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[127]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[128],[129]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Aug
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the Russell 2000 Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and Russell 2000 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the Russell 2000 Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of the small-capitalization segment of the U.S. equity market, as defined by FTSE Russell.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of August 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Index Caps will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Estimated Index Cap Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
S&P 500 Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%
Secondary Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment.  In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug | Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[130]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[130]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[131],[132]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jan
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the MSCI EAFE Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and MSCI EAFE Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the MSCI EAFE Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of large and mid-capitalization securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the United States and Canada.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on January 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. The Index Caps as of January 10, 2022 (both gross and net of Fund fees and expenses) are provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

	Cumulative Index Cap* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	12.46%	11.35%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment.  In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan | Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[133]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[133]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[134],[135]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the MSCI EAFE Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and MSCI EAFE Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the MSCI EAFE Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of large and mid-capitalization securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the United States and Canada.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on February 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. The Index Caps as of February 10, 2022 (both gross and net of Fund fees and expenses) are provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

	Cumulative Index Cap* (As of February 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	12%	10.89%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of February 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment.  In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb | Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[136]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[136]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[137],[138]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Mar
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the MSCI EAFE Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and MSCI EAFE Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the MSCI EAFE Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of large and mid-capitalization securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the United States and Canada.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on March 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. The Index Caps as of March 10, 2022 (both gross and net of Fund fees and expenses) are provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

	Cumulative Index Cap* (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	14.94%	13.8%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment.  In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar | Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[139]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[139]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[140],[141]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Apr
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the MSCI EAFE Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and MSCI EAFE Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the MSCI EAFE Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of large and mid-capitalization securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the United States and Canada.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on April 11, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. The Index Caps as of April 11, 2022 (both gross and net of Fund fees and expenses) are provided below. Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

	Cumulative Index Cap* (As of April 11, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	13.60%	12.48%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of April 11, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.

2	Reflects the impact of the Buffer.

3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment.  In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr | Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[142]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[142]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[143],[144]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – May
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the MSCI EAFE Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and MSCI EAFE Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the MSCI EAFE Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of large and mid-capitalization securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the United States and Canada.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of May 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Index Caps will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Estimated Index Cap Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
S&P 500 Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%
Secondary Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.
2	Reflects the impact of the Buffer.
3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May | Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[145]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[145]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[146],[147]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jun
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the MSCI EAFE Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and MSCI EAFE Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the MSCI EAFE Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of large and mid-capitalization securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the United States and Canada.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of June 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Index Caps will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Estimated Index Cap Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
S&P 500 Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%
Secondary Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.
2	Reflects the impact of the Buffer.
3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun | Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[148]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[148]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[149],[150]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jul
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the MSCI EAFE Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and MSCI EAFE Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the MSCI EAFE Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of large and mid-capitalization securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the United States and Canada.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of July 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Index Caps will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Estimated Index Cap Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
S&P 500 Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%
Secondary Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.
2	Reflects the impact of the Buffer.
3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul | Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[151]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[151]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[152],[153]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Aug
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund also seeks to provide upside exposure to the MSCI EAFE Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index and MSCI EAFE Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, the MSCI EAFE Index (the “Secondary Index,” and together with the S&P 500 Index, the “Reference Indices,” and, each, a “Reference Index”), and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of a Reference Index (a “corresponding ETF”), as described further below. The S&P 500 Index is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy. The Secondary Index is a float-adjusted, market capitalization-weighted index that is designed to measure the performance of large and mid-capitalization securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the United States and Canada.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the Reference Indices over a one-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of August 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period if the S&P 500 Index experiences gains during that time, subject to an upside return cap (the “S&P 500 Index Cap”), as described below. A second layer is designed to produce returns that correlate to any upside market performance of the Secondary Index over the Outcome Period, subject to an upside return cap (the “Secondary Index Cap,” and, together with the S&P 500 Index Cap, the “Index Caps,” and, each, an “Index Cap”), as described below. A third layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index or the Secondary Index up to the applicable Index Caps or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Index Caps by purchasing long call FLEX Options on each Reference Index or corresponding ETFs with a strike price of such options approximately equal to the value of the respective Reference Index or corresponding ETF at the beginning of the Outcome Period, and writing call FLEX Options above the value of the Reference Index or corresponding ETF. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The Index Caps represent the maximum rate of return in each Reference Index that an investor can achieve from an investment in the Fund over the Outcome Period. Milliman calculates the Index Caps based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Index Caps will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing each Index Cap. In addition, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Estimated Index Cap Ranges (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
S&P 500 Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%
Secondary Index Cap
Class 3	[__]% and [__]%	[__]% and [__]%

The Buffer is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 10% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	[__]%

Because the Fund also seeks to provide only upside exposure to the Secondary Index during the Outcome Period, the Fund’s NAV will not be impacted by any losses experienced by the Secondary Index when measured from the beginning to the end of the Outcome Period. If the Secondary Index increases in value during the Outcome Period and later decreases in value during the Outcome Period, the Fund’s NAV will reflect any such decreases until the Secondary Index reaches its initial value (measured as of the first day of the Outcome Period). If the Secondary Index decreases in value over the course of an entire Outcome Period, the Fund’s NAV will not reflect such losses; therefore, the Fund’s overall performance will be approximately that of the S&P 500 Index for the Outcome Period, subject to the Buffer and the S&P 500 Index Cap.

The definitive Index Caps and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Index Caps and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Reference Indices because the Fund’s strategy relies upon the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index, and correspond to any upside returns of the Secondary Index (meaning that the Fund’s NAV will generally increase if the Reference Indices experience gains or decrease if the Reference Indices experience losses), the Fund’s NAV may not decrease at the same rate as the Reference Indices (especially when factoring in the performance of the Collateral Portfolio and the Put Spread Strategy) and will not increase at the same rate as the Reference Indices (especially when factoring in the Index Caps and the performance of the Collateral Portfolio and the Put Spread Strategy). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the Reference Indices, the Collateral Portfolio and the Put Spread Strategy over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Reference Indices for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio or the Put Spread Strategy. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the Reference Indices from (100)% to 100% after taking into account the Index Caps and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the Reference Indices or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio and the Put Spread Strategy, in addition to the value of the Fund’s FLEX Options positions on the Reference Indices or corresponding ETFs, during the Outcome Period, among other factors. The performance of the Collateral Portfolio and the Put Spread Strategy could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Secondary Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(90)%	(40)%	(10)%	0%[2]	0%[2]	0%	10%[3]	14%[3]	14%[3]	14%[3]	14%[3]	14%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy.
2	Reflects the impact of the Buffer.
3	Reflects the impact of assumed Index Caps of 7% per index, 14% total.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio and the Put Spread Strategy. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Index Caps. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Index Caps. This means that if one or both of the Reference Indices experience gains for the Outcome Period, an investor in the Fund will only experience those gains up to the applicable Index Cap. Milliman calculates the Index Caps for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on each Reference Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near one or both of the Index Caps, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (with respect to the S&P 500 Index FLEX Options’ exposure). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 10% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 10%, an investor purchasing Shares at that time will be able to participate in any gains thereafter (up to the Index Caps), but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 10% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 10% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio or the Put Spread Strategy) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio or the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy on an annual basis, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer, the Index Caps and the Put Spread Strategy, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated ranges of the Index Caps that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Index Caps (both gross and net of Fund fees and expenses) for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index, subject to the S&P 500 Index Cap, while limiting downside S&P 500 Index losses and providing additional upside exposure to the Secondary Index, subject to the Secondary Index Cap, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of Capped Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the Reference Indices up to the Index Caps if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period, subject to the Index Caps. In the event that one or both of the Reference Indices experience gains during the Outcome Period, the Fund will only participate in those gains up to the applicable Index Cap. In the event that one or both Reference Indices experience gains in excess of the applicable Index Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Reference Indices, the Index Caps may be lower than if the Fund provided capped exposure to only a single Reference Index. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Index Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Reference Index. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could cause the Fund to underperform relative to the Reference Indices, which could further limit Fund gains below the Index Caps, notwithstanding any performance of the Reference Indices in excess of the Index Caps. An investor should consider the amount of the Index Caps, and the Fund’s position relative to each Index Cap, before investing in the Fund.

Index Cap Change Risk. Because the Index Caps for each Outcome Period are calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the Reference Indices or corresponding ETFs that Milliman is able to purchase at that time, the Index Caps may rise or fall from one Outcome Period to the next. Any change in the Index Caps could be significant and they are unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio and/or losses resulting from the Put Spread Strategy, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug | Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[154]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[154]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[155],[156]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 373
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 20% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund will generally invest up to 80% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on January 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 20% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 20% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, and (ii) yield expected to be received from the Collateral Portfolio.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of January 10, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of January 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	109.52%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund's total net expenses.

The Buffer is only operative against the first 20% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 20% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The Buffer is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	20%	14.23%

The definitive Par Up Rate and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index and the Collateral Portfolio over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(80)%	(30)%	0%[2]	0%[2]	0%[2]	0%	6%[3]	12%[3]	18%[3]	24%[3]	60%[3]	120%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Par Up Rate of 120%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 20% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 20%, an investor purchasing Shares at that time will be able to participate in any gains thereafter, but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 20% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 20% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy every six years, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer and the Par Up Rate, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Options Pricing Risk. The Fund transacts in FLEX Options that have an exercise date six years after the initial transaction date. Because, at times, there might not be market activity for these options, the ability of the Fund to value them becomes more difficult and the judgment of Milliman (employing the fair value procedures adopted by the Board) may play a greater role in their valuation due to this reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, including through the use of model-based pricing, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I) | Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I) - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[157]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[157]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[158],[159]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 386
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 20% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund will generally invest up to 80% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on April 11, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 20% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 20% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, and (ii) yield expected to be received from the Collateral Portfolio.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of April 11, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of April 11, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	125%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Buffer is only operative against the first 20% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 20% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The Buffer is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of April 11, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	20%	14.23%

The definitive Par Up Rate and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index and the Collateral Portfolio over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(80)%	(30)%	0%[2]	0%[2]	0%[2]	0%	6%[3]	12%[3]	18%[3]	24%[3]	60%[3]	120%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Par Up Rate of 120%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 20% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 20%, an investor purchasing Shares at that time will be able to participate in any gains thereafter, but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 20% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 20% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy every six years, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer and the Par Up Rate, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Options Pricing Risk. The Fund transacts in FLEX Options that have an exercise date six years after the initial transaction date. Because, at times, there might not be market activity for these options, the ability of the Fund to value them becomes more difficult and the judgment of Milliman (employing the fair value procedures adopted by the Board) may play a greater role in their valuation due to this reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, including through the use of model-based pricing, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I) | Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I) - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[160]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[160]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[161],[162]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 386
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 20% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund will generally invest up to 80% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of July 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 20% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 20% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, and (ii) yield expected to be received from the Collateral Portfolio.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Par Up Rate will be between the below range. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate.

Share Class	Estimated Par Up Rate Range* (As of [___])
Prior to Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Buffer is only operative against the first 20% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If the S&P 500 Index decreases in value by more than 20% during the Outcome Period, the Fund (and therefore investors in Shares) will experience all subsequent losses in the Fund’s S&P 500 Index exposure on a one-to-one basis for the Outcome Period. The Fund seeks to produce buffered returns against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The Buffer is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Buffer both gross and net of Fund fees and expenses:

Share Class	Buffer (As of [___])
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	20%	[__]%

The definitive Par Up Rate and Buffer will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Buffer. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV may not decrease at the same rate as the S&P 500 Index (especially when factoring in the performance of the Collateral Portfolio) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, because the Buffer may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index and the Collateral Portfolio over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Buffer, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(80)%	(30)%	0%[2]	0%[2]	0%[2]	0%	6%[3]	12%[3]	18%[3]	24%[3]	60%[3]	120%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio.

2	Reflects the impact of the Buffer.

3	Reflects the impact of an assumed Par Up Rate of 120%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Buffer. The Buffer that the Fund seeks to provide is only operative against the first 20% of losses in the Fund’s S&P 500 Index exposure for the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the S&P 500 Index has decreased in value by an amount equal to or greater than 20%, an investor purchasing Shares at that time will be able to participate in any gains thereafter, but will not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period if the losses continue to be equal to or greater than 20% during that period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value, then an investor may experience losses before implementation of the Buffer that the Fund seeks to provide. While the Fund seeks to produce returns that correlate to those of the S&P 500 Index for the Outcome Period that are buffered up to 20% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Buffer is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy every six years, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Buffer and the Par Up Rate, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate, while limiting downside losses in the Fund’s S&P 500 Index exposure, if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Buffer that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Options Pricing Risk. The Fund transacts in FLEX Options that have an exercise date six years after the initial transaction date. Because, at times, there might not be market activity for these options, the ability of the Fund to value them becomes more difficult and the judgment of Milliman (employing the fair value procedures adopted by the Board) may play a greater role in their valuation due to this reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, including through the use of model-based pricing, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I) | Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I) - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[163]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[163]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[164],[165]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 386
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund will generally invest up to 80% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on January 10, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to limit losses to 50% of the losses experienced by the S&P 500 Index for the Outcome Period (the “Par Down Rate”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses that correlate to those of the S&P 500 Index at the Par Down Rate.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Par Down Rate by writing put FLEX Options on the S&P 500 Index or a corresponding ETF to achieve exposure equivalent to approximately 50% of the Fund’s net assets, with a strike price of such options that is equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Par Down Rate, and (ii) yield expected to be received from the Collateral Portfolio.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of January 10, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of January 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	100%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund's total net expenses.

The Par Down Rate is the rate at which the Fund will seek to track any downside market performance of the S&P 500 Index. The Par Down Rate is designed to limit losses in the Fund’s S&P 500 Index exposure to 50% for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The Par Down Rate is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Par Down Rate:

Share Class	Par Down Rate* (As of January 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	50%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund's total net expenses.

The definitive Par Up Rate and Par Down Rate will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Par Down Rate. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV will not decrease at the same rate as the S&P 500 Index (especially when factoring in the Par Down Rate and the performance of the Collateral Portfolio) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Par Down Rate on the Fund’s NAV, because the Par Down Rate may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index and the Collateral Portfolio over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Par Down Rate, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(50)%[2]	(25)%[2]	(10)%[2]	(5)%[2]	(2.5)%[2]	0%	6%[3]	12%[3]	18%[3]	24%[3]	60%[3]	120%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio.

2	Reflects the impact of the Par Down Rate.

3	Reflects the impact of an assumed Par Up Rate of 120%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Par Down Rate. The Par Down Rate is intended to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses the S&P 500 Index experiences for the Outcome Period. While the Fund seeks to provide returns that are limited to 50% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Par Down Rate is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy every six years, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Par Up Rate and the Par Down Rate, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Par Down Rate Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses experienced by the S&P 500 Index over the Outcome Period. The success of the Par Down Rate also depends upon the performance of the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Par Down Rate, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Par Down Rate that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Options Pricing Risk. The Fund transacts in FLEX Options that have an exercise date six years after the initial transaction date. Because, at times, there might not be market activity for these options, the ability of the Fund to value them becomes more difficult and the judgment of Milliman (employing the fair value procedures adopted by the Board) may play a greater role in their valuation due to this reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, including through the use of model-based pricing, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I) | Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I) - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[166]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[166]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[167],[168]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 386
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund will generally invest up to 80% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-year period (the “Outcome Period”). The initial Outcome Period for the Fund commenced on April 11, 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to limit losses to 50% of the losses experienced by the S&P 500 Index for the Outcome Period (the “Par Down Rate”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses that correlate to those of the S&P 500 Index at the Par Down Rate.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Par Down Rate by writing put FLEX Options on the S&P 500 Index or a corresponding ETF to achieve exposure equivalent to approximately 50% of the Fund’s net assets, with a strike price of such options that is equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Par Down Rate, and (ii) yield expected to be received from the Collateral Portfolio.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. The Par Up Rate as of April 11, 2022 is provided below. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate.

Share Class	Par Up Rate* (As of April 11, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	109.09%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Par Down Rate is the rate at which the Fund will seek to track any downside market performance of the S&P 500 Index. The Par Down Rate is designed to limit losses in the Fund’s S&P 500 Index exposure to 50% for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The Par Down Rate is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Par Down Rate:

Share Class	Par Down Rate* (As of April 11, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	50%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The definitive Par Up Rate and Par Down Rate will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Par Down Rate. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV will not decrease at the same rate as the S&P 500 Index (especially when factoring in the Par Down Rate and the performance of the Collateral Portfolio) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Par Down Rate on the Fund’s NAV, because the Par Down Rate may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index and the Collateral Portfolio over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Par Down Rate, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(50)%[2]	(25)%[2]	(10)%[2]	(5)%[2]	(2.5)%[2]	0%	6%[3]	12%[3]	18%[3]	24%[3]	60%[3]	120%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio.

2	Reflects the impact of the Par Down Rate.

3	Reflects the impact of an assumed Par Up Rate of 120%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Par Down Rate. The Par Down Rate is intended to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses the S&P 500 Index experiences for the Outcome Period. While the Fund seeks to provide returns that are limited to 50% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Par Down Rate is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy every six years, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Par Up Rate and the Par Down Rate, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Par Down Rate Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses experienced by the S&P 500 Index over the Outcome Period. The success of the Par Down Rate also depends upon the performance of the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Par Down Rate, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Par Down Rate that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Options Pricing Risk. The Fund transacts in FLEX Options that have an exercise date six years after the initial transaction date. Because, at times, there might not be market activity for these options, the ability of the Fund to value them becomes more difficult and the judgment of Milliman (employing the fair value procedures adopted by the Board) may play a greater role in their valuation due to this reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, including through the use of model-based pricing, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I) | Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I) - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[169]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[169]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[170],[171]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 386
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2021, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by transacting in FLexible EXchange® Options (“FLEX Options”) and by separately maintaining a collateral portfolio (the “Collateral Portfolio”), which is designed primarily to serve as margin or collateral for the Fund’s FLEX Options positions and secondarily to enhance the Fund’s upside S&P 500 Index FLEX Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional FLEX Options). FLEX Options are exchange-traded options contracts with uniquely customizable terms. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The reference assets for the Fund’s FLEX Options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund will generally invest up to 80% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-year period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of July 2022. Following the initial Outcome Period, each subsequent Outcome Period will be a six-year period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) FLEX Options to create layers within the Fund’s portfolio. One layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to limit losses to 50% of the losses experienced by the S&P 500 Index for the Outcome Period (the “Par Down Rate”). There is no guarantee that the Fund will be successful in its attempt to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate or limit losses that correlate to those of the S&P 500 Index at the Par Down Rate.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Par Down Rate by writing put FLEX Options on the S&P 500 Index or a corresponding ETF to achieve exposure equivalent to approximately 50% of the Fund’s net assets, with a strike price of such options that is equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the Par Up Rate by purchasing long call FLEX Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these FLEX Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Par Down Rate, and (ii) yield expected to be received from the Collateral Portfolio.

The Par Up Rate is the rate at which the Fund will seek to track any upside market performance of the S&P 500 Index. Milliman calculates the Par Up Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. Assuming current market conditions persist, Milliman expects that the Par Up Rate will be between the below range. Once calculated, the Par Up Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate.

Share Class	Estimated Par Up Rate Range* (As of [___])
Prior to Taking into Account Fund Fees and Expenses
Class 3	[__]% and [__]%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The Par Down Rate is the rate at which the Fund will seek to track any downside market performance of the S&P 500 Index. The Par Down Rate is designed to limit losses in the Fund’s S&P 500 Index exposure to 50% for the Outcome Period. The Fund seeks to limit losses against its S&P 500 Index exposure prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The Par Down Rate is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. The following table reflects the Par Down Rate:

Share Class	Par Down Rate* (As of [___])
Prior to Taking into Account Fund Fees and Expenses
Class 3	50%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

The definitive Par Up Rate and Par Down Rate will be set forth on the Fund’s website. The Fund’s website will also provide information relating to the Outcomes on a daily basis, including the Fund’s position relative to the Par Up Rate and the Par Down Rate. You may also contact your insurance company or other financial intermediary for more information.

Additionally, the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the S&P 500 Index because the Fund’s strategy relies upon the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF. While Milliman anticipates that the Fund’s NAV will generally move in the same direction as the S&P 500 Index (meaning that the Fund’s NAV will generally increase if the S&P 500 Index experiences gains or decrease if the S&P 500 Index experiences losses), the Fund’s NAV will not decrease at the same rate as the S&P 500 Index (especially when factoring in the Par Down Rate and the performance of the Collateral Portfolio) and will not increase at the same rate as the S&P 500 Index (especially when factoring in the Par Up Rate and the performance of the Collateral Portfolio). Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Par Down Rate on the Fund’s NAV, because the Par Down Rate may not be in full effect prior to the end of the Outcome Period.

The FLEX Options utilized in the Fund’s portfolio are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options will allow Milliman to select the strike price at which each FLEX Option will be exercised at the expiration of the FLEX Option term. At the commencement of the Outcome Period, Milliman will specifically select the strike price for each FLEX Option in a manner designed to achieve the Outcomes when the FLEX Options are exercised on the final day of the Outcome Period, depending on the anticipated performance of the S&P 500 Index and the Collateral Portfolio over the duration of that Outcome Period.

The hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the S&P 500 Index for an investor who holds Shares for the entirety of the Outcome Period. The hypothetical graphical illustrations do not include any fees or expenses imposed by your variable product or expenses incurred by the Fund, and do not reflect the performance of the Collateral Portfolio. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information About the Funds and the Risks of Investing.” There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for the Outcome Period.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to achieve over the Outcome Period, based upon the performance of the S&P 500 Index from (100)% to 100% after taking into account the Par Up Rate and the Par Down Rate, but prior to taking into account any fees or expenses or the performance of the Collateral Portfolio. The table is provided for illustrative purposes only and does not provide every possible performance scenario for Shares over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Investors should not take this information as an assurance of the expected performance of the S&P 500 Index or the Fund. Actual Fund performance will vary with fluctuations in the performance of the Collateral Portfolio, in addition to the value of the Fund’s FLEX Options positions on the S&P 500 Index or corresponding ETF, during the Outcome Period, among other factors. The performance of the Collateral Portfolio could significantly impact the performance of the Fund, which could prevent the Fund from achieving the Outcomes that it seeks to produce. The table does not reflect any fees or expenses imposed by your variable product or expenses incurred by the Fund. If it did, the returns shown for the Fund would be lower. Please refer to the Fund’s website, which provides updated information relating to this table on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.

Index/Fund	Hypothetical Performance[1]
S&P 500 Index Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance at NAV	(50)%[2]	(25)%[2]	(10)%[2]	(5)%[2]	(2.5)%[2]	0%	6%[3]	12%[3]	18%[3]	24%[3]	60%[3]	120%[3]

1	Does not take into account any fees or expenses or the performance of the Collateral Portfolio.

2	Reflects the impact of the Par Down Rate.

3	Reflects the impact of an assumed Par Up Rate of 120%.

Understanding Outcomes. The Outcomes the Fund seeks to achieve are measured based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day Milliman transacts in the FLEX Options on behalf of the Fund, and ends on the day those FLEX Options expire. An investor who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those the Fund seeks to achieve, especially when factoring in any fees or expenses or the performance of the Collateral Portfolio. An investor who redeems Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those the Fund seeks to achieve. The Outcomes are designed with the expectation that an investor will hold Shares on the day that Milliman transacts in the FLEX Options on behalf of the Fund, and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to achieve the Outcomes.

Understanding the Par Up Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for the Outcome Period, an investor in the Fund will only experience a percentage of those gains (equal to the Par Up Rate multiplied by the S&P 500 Index gains). Milliman calculates the Par Up Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Understanding the Par Down Rate. The Par Down Rate is intended to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses the S&P 500 Index experiences for the Outcome Period. While the Fund seeks to provide returns that are limited to 50% (prior to taking into account any fees or expenses or the performance of the Collateral Portfolio) for investors who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. In addition, the Par Down Rate is not operative against losses in the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Investors who purchase Shares at the beginning of the Outcome Period may lose their entire investment. Investors who purchase Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for investors willing to bear those losses.

Fund Rebalance. Milliman implements the Fund’s strategy every six years, seeking to produce the Outcomes for an Outcome Period. On the last business day of any stated Outcome Period, all of the Fund’s existing FLEX Options, which includes those used to establish the Par Up Rate and the Par Down Rate, will expire and Milliman will transact in a new set of FLEX Options on the same business day, which will commence a new Outcome Period beginning the following business day. At that same time, Milliman will also evaluate whether to make any adjustments to the Collateral Portfolio. Accordingly, Shares can be held indefinitely if investors determine to participate in additional Outcome Periods.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will notify existing investors of (i) the date on which the existing Outcome Period will end; (ii) the date on which the new Outcome Period will commence; and (iii) the anticipated range of the Par Up Rate that will be used for the new Outcome Period. Upon the commencement of the new Outcome Period, the Fund will file a prospectus supplement disclosing the Fund’s final Par Up Rate for the new Outcome Period. This information will also be available online at www.millimanfunds.com, and on your insurance company’s website. Please contact your insurance company or other financial intermediary for more information.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Downside Loss Par Down Rate Risk. There can be no guarantee that the Fund will be successful in its strategy to limit losses in the Fund’s S&P 500 Index exposure to 50% of the losses experienced by the S&P 500 Index over the Outcome Period. The success of the Par Down Rate also depends upon the performance of the Collateral Portfolio. If the Collateral Portfolio experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Par Down Rate on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Par Down Rate, an investor could lose their entire investment. In the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the Par Down Rate that the Fund seeks to provide may not be available or fully applicable.

Risk of the Par Up Rate on Upside Returns. The Fund’s strategy is designed to produce returns that correlate to those of the S&P 500 Index at the Par Up Rate if Shares are bought on the day on which Milliman transacts in the FLEX Options on behalf of the Fund and held until those FLEX Options expire at the end of the Outcome Period. Accordingly, the Fund will not fully participate in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the FLEX Options on behalf of the Fund, or redeems Shares prior to the expiration of those FLEX Options, the returns realized by that investor may not match those that the Fund seeks to achieve pursuant to the Par Up Rate. In certain market conditions, the performance of the Collateral Portfolio could reduce the impact of the Par Up Rate. An investor should consider the amount and impact of the Par Up Rate, and the Fund’s position relative to it, before investing in the Fund.

Par Up Rate Change Risk. Because the Par Up Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of long call FLEX Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the Par Up Rate may rise or fall from one Outcome Period to the next. Any change in the Par Up Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk. The Fund will transact in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating a FLEX Option may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s FLEX Options and therefore the NAV of the Fund. In addition, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain FLEX Options positions may also expire worthless. The use of FLEX Options involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Options Pricing Risk. The Fund transacts in FLEX Options that have an exercise date six years after the initial transaction date. Because, at times, there might not be market activity for these options, the ability of the Fund to value them becomes more difficult and the judgment of Milliman (employing the fair value procedures adopted by the Board) may play a greater role in their valuation due to this reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, including through the use of model-based pricing, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or the Outcomes, and an investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or the Outcomes include, but are not limited to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy, (iv) losses incurred by the Fund’s holdings in the Collateral Portfolio, or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Tax Risk. The Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and the Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Clearing Member Default Risk. The Fund will hold FLEX Options through accounts at members of clearing houses (“clearing members”) rather than a bank or a broker. Assets deposited by the Fund with any clearing member as margin for its FLEX Options positions may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member where such assets may be held in commingled omnibus accounts. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the value of the Fund’s foreign investments (whether direct or indirect) may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

ABS Risk. ABS are subject to the general debt securities risks described above. In addition, ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, which may result in the Fund experiencing difficulty selling or valuing these securities. ABS markets have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Accordingly, these securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective and/or the Outcomes. In addition, under normal circumstances (i.e., where Milliman already has transacted in the options contracts necessary for the Fund to achieve its stated Outcomes), Milliman does not use defensive strategies or attempt to reduce the Fund’s exposures to poorly performing positions during an Outcome Period. Therefore, in the event of a general market decline, the Fund’s value may fall more than the value of another fund that engages in a defensive strategy by reducing its exposure to poorly performing positions.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is not guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks of Investing in Money Market Funds. Money market funds seek to preserve the value of shareholder investments at $1.00 per share, but shareholders, such as the Fund, may still lose money by investing in such funds. In addition, a money market fund may impose a fee upon the sale of its shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I) | Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I) - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[172]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[172]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[173],[174]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 386
Milliman Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2023
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver and Expense Limitation Agreements remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing all of its investable assets in the Portfolio, which is a series of the Portfolio Trust. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. As a result, the Fund’s investment results will correspond directly to the investment results of the Portfolio. The Portfolio has the same investment objective and substantially similar investment policies as the Fund and, therefore, is subject generally to the same risks as the Fund. Like the Fund, the Portfolio is a “government money market fund” that values its securities using the amortized cost method and seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

The Portfolio seeks to achieve its investment objective by investing only in “government securities,” as such term is defined or interpreted under the Investment Company Act of 1940, as amended (the “1940 Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Portfolio intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act (“Rule 2a-7”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions.

Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Although the Fund and the Portfolio seek to preserve the value of an investment at $1.00 per share, it cannot be guaranteed that they will do so. An investment in the Fund (and consequently, the Portfolio) is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The sponsors of the Fund and the Portfolio have no legal obligation to provide financial support to the Fund or the Portfolio and you should not expect that the sponsors will provide financial support to the Fund or the Portfolio at any time. The Fund and the Portfolio should not be relied upon as complete investment programs. There can be no assurance that the Fund’s (and consequently, the Portfolio’s) investment objective will be achieved. The following is a summary description of the principal risks of investing in the Fund (and consequently, the Portfolio).

Interest Rate Risk. When interest rates increase, the Portfolio’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The Portfolio may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A low interest rate environment poses additional risks to the Portfolio, because low yields on its portfolio holdings may have an adverse impact on the Portfolio’s (and consequently the Fund’s) ability to provide a positive yield to its shareholders, pay expenses out of current income, or maintain a stable NAV or minimize the volatility of its NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Portfolio’s investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Portfolio’s investments, which would make it harder for the Portfolio to sell its investments at an advantageous time.

Credit/Default Risk. An issuer or guarantor of a security held by the Portfolio, or a bank or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant deterioration in the Portfolio’s (and consequently the Fund’s) NAV.

Liquidity Risk. The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Portfolio’s (and consequently the Fund’s) ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Portfolio (and consequently the Fund) will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Management Risk.  A strategy used by the Portfolio Adviser may fail to produce the intended results. Additionally, legislative, regulatory or tax developments may adversely affect management of the Portfolio and, therefore, each of the Portfolio’s and Fund’s ability to achieve its investment objective.

Market Risk. The Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Stable NAV Risk. The Portfolio (and consequently the Fund) may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other money market funds, including the Portfolio and the Fund, could be subject to increased redemption activity, which could adversely affect its NAV. Neither the Fund nor its shareholders should rely on or expect the Portfolio Adviser, Milliman or their respective affiliates to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio or take other actions to help the Portfolio (and consequently the Fund) maintain a stable $1.00 share price.

Tax Diversification Risk. The Portfolio intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”) (the “Diversification Requirements”). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the Portfolio invested in securities issued by the U.S. government must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.

Operating as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act, may make it difficult for the Portfolio to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the Portfolio invests as a result of changes to the rules that govern Securities and Exchange Commission (“SEC”) registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in the Fund, which invests all of its investable assts in the Portfolio.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Portfolio may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.

Large Shareholder Transactions Risk. The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s (and consequently the Fund’s) NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s (and consequently the Fund’s) performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s (and consequently the Fund’s) expense ratio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Fund and the Portfolio seek to preserve the value of an investment at $1.00 per share, it cannot be guaranteed that they will do so.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund (and consequently, the Portfolio) is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The sponsors of the Fund and the Portfolio have no legal obligation to provide financial support to the Fund or the Portfolio and you should not expect that the sponsors will provide financial support to the Fund or the Portfolio at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman Money Market Fund | Milliman Money Market Fund - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.19%	[175]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[175]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%	[175],[176]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[175]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[175],[177],[178]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.43%	[175]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 259

[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[2]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[3]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[4]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[5]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund's average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[6]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[7]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[8]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund's average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[9]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[10]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[11]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund's average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[12]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[13]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[14]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund's average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[15]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[16]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[17]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund's average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[18]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[19]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[20]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund's average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[21]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[22]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[23]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[24]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[25]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[26]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[27]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[28]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[29]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[30]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[31]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[32]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[33]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[34]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[35]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[36]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[37]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[38]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[39]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[40]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[41]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[42]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[43]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[44]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[45]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[46]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[47]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[48]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[49]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[50]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[51]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[52]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[53]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[54]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[55]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[56]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[57]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[58]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[59]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[60]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[61]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[62]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[63]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[64]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[65]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[66]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[67]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[68]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[69]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[70]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[71]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[72]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[73]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[74]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[75]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[76]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[77]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[78]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[79]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[80]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[81]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[82]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[83]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[84]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[85]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[86]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[87]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[88]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[89]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[90]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[91]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[92]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[93]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[94]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[95]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[96]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[97]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[98]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[99]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[100]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[101]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[102]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[103]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[104]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[105]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[106]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[107]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[108]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[109]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[110]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[111]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[112]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[113]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[114]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[115]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[116]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[117]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[118]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[119]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[120]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[121]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[122]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[123]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[124]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[125]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[126]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[127]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[128]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[129]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[130]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[131]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[132]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[133]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[134]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[135]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[136]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[137]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[138]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[139]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[140]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[141]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[142]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[143]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[144]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[145]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[146]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[147]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[148]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[149]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[150]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[151]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[152]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[153]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[154]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[155]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[156]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[157]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[158]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[159]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[160]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[161]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[162]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[163]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[164]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[165]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[166]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[167]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[168]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[169]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[170]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[171]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[172]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[173]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[174]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
[175]	The fees and expenses shown in the table above and the example below include the fees and expenses of both the Fund and the Goldman Sachs Government Money Market Fund (the “Portfolio,” which is a series of the Goldman Sachs Variable Insurance Trust (“Portfolio Trust”)), into which the Fund currently invests.
[176]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[177]	Goldman Sachs Asset Management, L.P., the investment adviser to the Portfolio (the “Portfolio Adviser”) has agreed to reduce or limit “Other Expenses” of the Portfolio (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.004% of the Portfolio’s average daily net assets through at least April 29, 2023 (the “Portfolio Expense Limitation Agreement,” and together with the Fund Expense Limitation Agreement, the “Expense Limitation Agreements”), and prior to such date the Portfolio Adviser may not terminate the arrangement without the approval of the Board of Trustees of the Portfolio Trust (the “Portfolio Board”).
[178]	Milliman Financial Risk Management LLC, investment adviser to the Fund (“Milliman”), has contractually agreed to waive its management fee, which is equal to 0.03% of the Fund’s average daily net assets, until at least April 30, 2023 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Fund’s Board of Trustees (the “Board”). Milliman has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.43% of the Fund’s average daily net assets (the “Fund Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Fund Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board.